SEGMENT INFORMATION (Tables)	12 Months Ended
Jun. 30, 2020
SEGMENT INFORMATION [Abstract]
Reconciliation of non-current assets by geographical location
(a)	Reconciliation of non-current assets by geographical location

	2020 US$	2019 US$
United States of America	8,646,178	2,291,316
	8,646,178	2,291,316